Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement of comprehensive income [abstract]
Profit	$ 86,436	$ 37,763	$ 59,880
Other comprehensive income/(loss), net of taxes - Items that will not be reclassified to profit or loss:
Pension adjustment	2,486	(1,804)	(130)
Other comprehensive income/(loss), net of taxes - Items that will be reclassified subsequently to profit or loss:
Current period (loss) /gain	(341)	43,118	446
Reclassification to profit/(loss)	(26,436)	(24,777)	(14,222)
Foreign currency translation	14,202	(7,810)	(20,828)
Income tax (provision)/benefit relating to above	9,409	(6,921)	4,259
Other comprehensive income/(loss), net of taxes - Items that will be reclassified subsequently to profit or loss	(3,166)	3,610	(30,345)
Total other comprehensive income/(loss), net of taxes	(680)	1,806	(30,475)
Total comprehensive income	$ 85,756	$ 39,569	$ 29,405